Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 11,100	$ 8,454
Accounts receivable, less allowances of $2,380 and $2,471, respectively	73,191	111,709
Inventories	216,090	340,310
Prepaid expenses and other current assets	10,424	8,425
Income tax receivable	346	2,886
Current assets of discontinued operations	37,140	39,647
Total current assets	348,291	511,431
Investment in joint venture	35,690	37,443
Intangible assets, net	10,250	56,555
Prepaid pension cost	8,422	7,092
Deferred Tax Assets, Net, Noncurrent	378	685
Other non-current assets	6,109	4,807
Property, plant and equipment:
Land	2,519	4,116
Buildings	39,778	49,907
Machinery and equipment	153,955	160,794
Property, plant and equipment, at cost	196,252	214,817
Accumulated depreciation	(131,691)	(149,274)
Property, plant and equipment, net	64,561	65,543
Noncurrent assets of discontinued operations	19,805	20,265
Total assets	493,506	703,821
Current liabilities:
Accounts payable	45,606	60,727
Accrued payroll and employee benefits	11,246	9,332
Accrued and other current liabilities	16,832	16,805
Income tax payable	33	328
Current portion of long-term debt	7,012	737
Current liabilities of discontinued operations	11,158	9,588
Total current liabilities	91,887	97,517
Long-term debt, less current portion	310,614	302,524
Deferred income taxes	4,169	28,729
Build to suit liability	13,237	0
Other non-current liabilities	7,935	3,655
Pension and postretirement benefit obligations	$ 18,676	$ 18,747
Commitments and contingencies (Note 13)
Stockholders’ equity:
Preferred stock, $0.01 par value—9,988 shares authorized (including 400 Series B Junior Preferred $0.00 par value shares); no shares issued and outstanding at December 31, 2015 and December 31, 2014, respectively	$ 0	$ 0
Common stock, $0.01 par value—60,000 shares authorized and 23,888 shares issued and 23,794 outstanding at December 31, 2015 and 23,630 shares issued and 23,559 outstanding at December 31, 2014	238	236
Additional paid-in capital	226,844	225,953
(Accumulated deficit) retained earnings	(145,309)	64,456
Accumulated other comprehensive loss	(33,821)	(37,116)
Treasury stock, at cost—94 shares at December 31, 2015 and 71 shares at December 31, 2014	(964)	(880)
Total stockholders’ equity	46,988	252,649
Total liabilities and stockholders’ equity	$ 493,506	$ 703,821